UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:		100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, July 26, 2006


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	91

Form 13F Information Table Value Total:	$102,615


List of Other Included Managers:    NONE






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 Com Corp                     COM              885535104      370    72300 SH       SOLE                    49000             23300
3M Company                     COM              88579Y101      732     9066 SH       SOLE                     5966              3100
Adobe Systems Inc              COM              00724F101      537    17700 SH       SOLE                    13000              4700
Altria Group Inc               COM              02209S103     3512    47834 SH       SOLE                    26934             21100
American Express Co.           COM              025816109      442     8300 SH       SOLE                     6300              2000
Amgen Inc                      COM              031162100     1414    21677 SH       SOLE                    14405              7272
Anheuser Busch Co.             COM              035229103      401     8800 SH       SOLE                     3700              5200
Arkansas Best Corp             COM              040790107      331     6600 SH       SOLE                     5000              1600
BP-Amoco                       COM              055622104      458     6578 SH       SOLE                     1978              4600
Bank Of America Corp           COM              060505104      721    14982 SH       SOLE                    11944              3238
Boeing Co                      COM              097023105      278     3400 SH       SOLE                     2500               900
Cerner Corp                    COM              156782104      260     7000 SH       SOLE                     5200              1800
Church & Dwight Co Inc         COM              171340102      299     8200 SH       SOLE                     6150              2050
Citigroup Inc                  COM              172967101     2572    53302 SH       SOLE                    33195             20407
Citrix Systems Inc.            COM              177376100      239     5950 SH       SOLE                     4350              1600
Constellation Brands Inc Cl A  COM              21036P108      858    34300 SH       SOLE                    21000             13500
Corning Inc                    COM              219350105      341    14100 SH       SOLE                     9100              5000
Corporate Executive Board Co   COM              21988R102      351     3500 SH       SOLE                     2600               900
Countrywide Financial Corp     COM              222372104      487    12796 SH       SOLE                     8198              4598
Coventry Health Care           COM              222862104      409     7450 SH       SOLE                     5500              1950
E W Scripps Co New-Cl A        COM              811054204      480    11132 SH       SOLE                     8332              2800
Eaton Corp                     COM              278058102      347     4600 SH       SOLE                     2700              1900
Erie Indemnity Co              COM              29530P102     1963    37749 SH       SOLE                    18550             21210
Expeditors International Of Wa COM              302130109      381     6800 SH       SOLE                     5600              1200
Exxon Mobil Corp               COM              30231G102      997    16259 SH       SOLE                     5259             11000
F N B Corp-Pa                  COM              302520101      268    17000 SH       SOLE                    17000
Federated Department Stores In COM              31410H101      278     7600 SH       SOLE                     5600              2400
Fedex Corp                     COM              31428X106      625     5350 SH       SOLE                     3200              2150
First Data Corp                COM              319963104     1149    25500 SH       SOLE                    14800             10700
General Dynamics Corp          COM              369550108      223     3400 SH       SOLE                     3200               200
General Electric Co            COM              369604103     1284    38966 SH       SOLE                    26488             12478
Genesee & Wyoming Inc          COM              371559105      572    16125 SH       SOLE                    11625              4500
H J Heinz Co                   COM              423074103      235     5700 SH       SOLE                     2500              3200
Home Depot Inc                 COM              437076102     1081    30206 SH       SOLE                    19906             10300
IAC/Interactivecorp            COM              44919P300      317    11950 SH       SOLE                     6550              5500
Intel Corp                     COM              458140100      374    19700 SH       SOLE                    10300              9400
JC Data Solutions Inc.         COM              47214a100        0    15000 SH       SOLE                    15000
Knight Transportation Inc      COM              499064103      211    10425 SH       SOLE                     8475              1950
L-3 Communications Holdings    COM              502424104     1022    13550 SH       SOLE                     7450              6200
Legg Mason Inc                 COM              524901105      677     6800 SH       SOLE                     4000              2800
Loews Corp Carolina Group      COM              540424207      365     7100 SH       SOLE                     3300              3800
Lsi Logic Corp                 COM              502161102      112    12500 SH       SOLE                     5500              7000
Michaels Stores Inc            COM              594087108      532    12900 SH       SOLE                     7000              5900
Microsoft Corp                 COM              594918104      688    29534 SH       SOLE                    22134              7400
NYSE Group Inc.                COM              62949w103      267     3900 SH       SOLE                     2300              1600
National City Corp             COM              635405103      209     5784 SH       SOLE                     5484               300
Overseas Shipholding Group Inc COM              690368105      322     5450 SH       SOLE                     3750              1700
Patterson Companies Inc        COM              703395103      748    21400 SH       SOLE                    13200              8200
Pepsico Inc                    COM              713448108      287     4775 SH       SOLE                     3775              1000
Procter & Gamble Co            COM              742718109      505     9084 SH       SOLE                     6784              2300
SAP Aktiengesellschaft         COM              803054204      236     4500 SH       SOLE                     3200              1300
SEI Investments Co             COM              784117103      286     5850 SH       SOLE                     3850              2000
St Paul Travelers Cos.         COM              792860108      734    16471 SH       SOLE                    11106              5365
Stryker Corp                   COM              863667101      449    10651 SH       SOLE                     5051              5600
Texas Regional Bancshares      COM              882673106      223     5868 SH       SOLE                     4372              1496
Time Warner Inc New            COM              887317105      188    10850 SH       SOLE                     8000              2850
US Bancorp Del Com New         COM              902973304      284     9200 SH       SOLE                     6100              3300
Union Pacific Corp.            COM              907818108      232     2500 SH       SOLE                                       2500
United Parcel Svc Inc Cl B     COM              911312106      408     4950 SH       SOLE                     2750              2200
United Technologies Corp       COM              913017109      260     4100 SH       SOLE                     2700              1400
Varian Medical Systems Inc     COM              92220P105      355     7500 SH       SOLE                     5600              1900
Verizon Communications         COM              92343V104      317     9457 SH       SOLE                     9332               125
Wachovia Corporation Com       COM              929903102      340     6286 SH       SOLE                     5186              1100
Wells Fargo & Co               COM              949746101      523     7800 SH       SOLE                     6150              1650
Yahoo Inc                      COM              984332106      304     9200 SH       SOLE                     6000              3200
Fidelity Adv Equity Growth Fd  MF               315805101      278     5480 SH       SOLE                     5480
Schwab Instl Select S&P 500    MF               808509798    12693  1260491 SH       SOLE                  1260491
Vanguard Index 500 Portfolio   MF               922908108     2959    25291 SH       SOLE                    21236              4055
iShares S&P 500                MF               464287200      627     4916 SH       SOLE                     3250              1666
Buffalo Science & Technology F MF               119530103     3094   255086 SH       SOLE                   248970              6116
Calamos Growth Fd              MF               128119302     7010   129222 SH       SOLE                   124351              4871
Janus MC Value Fd              MF               471023598     2144    92318 SH       SOLE                    87385              4933
Meridian Growth Fund           MF               589619105     1257    32619 SH       SOLE                    29584              3036
Muhlenkamp Fd                  MF               962096103     9625   118421 SH       SOLE                   114113              4308
Oakmark Select Fd              MF               413838608      779    23282 SH       SOLE                    23282
Rainier Small/Mid Growth Fd    MF               750869208     2254    62347 SH       SOLE                    58987              3360
T Rowe MC Growth               MF               779556109     6077   110880 SH       SOLE                   109782              1098
iShares Russell MC Growth Inde MF               464287481     1554    16201 SH       SOLE                    15120              1081
Buffalo SC Fund                MF               119804102     1266    48659 SH       SOLE                    48005               654
Diamond Hill SC Fd             MF               25264S304      803    32428 SH       SOLE                    31880               548
Janus SC Value Fd              MF               471023564      826    29093 SH       SOLE                    29093
UMB SC Fund                    MF               90280R102     1868   107365 SH       SOLE                   107082               283
Vanguard Explorer Fd           MF               921926101     2164    27703 SH       SOLE                    26661              1042
iShares Russell 2000 Growth    MF               464287648      226     3070 SH       SOLE                     1871              1199
iShares Russell 2000 Value Ind MF               464287630      393     5434 SH       SOLE                     4533               901
Artisan Int'l Fund             MF               04314H204     2494    89989 SH       SOLE                    87947              2042
Julius Baer Intl Equity A      MF               481370104     2014    50897 SH       SOLE                    49512              1385
T.Rowe Emerging Market Stock F MF               77956g864      282    10692 SH       SOLE                    10151               541
Thornburg In'tl Value I        MF               885215566      307    11710 SH       SOLE                     9829              1881
UMB Scout Worldwide Fd         MF               90280U105     2643    88706 SH       SOLE                    85555              3152
SLM Corp Cpi Lkd Nt Fltg Rate  PFD              78442P403      307    13700 SH       SOLE                    12500              1200